Related Party Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Period	Dec. 31, 2021 USD ($)
Related Party Transactions [Abstract]
Minimum related party loan	$ 120
Loans and Leases Receivable, Related Parties [Roll Forward]
Total loans at January 1, 2022	17,848
New loans	35
Repayments	(1,388)
Other changes	201
Total loans at December 31, 2022	$ 16,696
Related Party Transactions [Abstract]
Number of reporting period of loan | Period	1
Principal Officers, Directors and their Affiliates [Member]
Related Party Transactions [Abstract]
Related party deposit liabilities	$ 91,782	$ 110,405
Directors and their Affiliates [Member]
Related Party Transactions [Abstract]
Notes payable to related parties	$ 2,376	$ 2,138
Directors and their Affiliates [Member] | Minimum [Member]
Related Party Transactions [Abstract]
Interest rate	1.00%
Debt instrument, term	12 months
Directors and their Affiliates [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Interest rate	3.25%
Debt instrument, term	24 months